Revenue - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Transaction price allocated to remaining performance obligations	¥ 169.6	¥ 88.3	¥ 263.8
Minimum
Revenue
Duration of recognization of revenue in future expected to occur	1 year
Maximum
Revenue
Duration of recognization of revenue in future expected to occur	3 years